Shareholder’s Equity (Details) - USD ($)								12 Months Ended
		May 29, 2025	Jan. 01, 2022	Aug. 20, 2021	Aug. 19, 2021	Jul. 20, 2021	Jun. 09, 2021	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	[2]	May 31, 2021
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized	[1]							100,000,000,000		100,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.00001		$ 0.00001
Ordinary shares, shares issued	[1]							494,488,908		494,488,908
Ordinary shares, shares outstanding	[1]							494,488,908		494,488,908
Price per share (in Dollars per share)						$ 0.00001
Ordinary shares reserved, description								The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,235,076 (or 46,932,888 after giving retroactive effect to the 38-for-1 forward stock split) Ordinary Shares, and (ii) on each January 1, starting with January 1, 2022, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of Ordinary Shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of Ordinary Shares as may be determined by the board of directors.
Granted issuance of option								592,230
Exercise price per share (in Dollars per share)								$ 0.25
Over vesting year							10 years	10 years
Vested term								10 years
Option exercisable per share (in Dollars per share)								$ 17.4
Recognized share-based compensation expense (in Dollars)								$ 245,000		$ 449,000		$ 923,000
Employee share-based compensation (in Dollars)								$ 7,789,000
Weighted-average period								3 years 11 months 26 days
Public offering warrants, description								In connection with and upon closing of the Public Offering and overallotment on July 20, 2021 and August 19, 2021 respectively, the Company issued warrants equal to 2.5% of the shares issued in the Public Offering, totaling 57,500 units and 8,125 units to the placement agents for the offering (the “Public Offering Warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of 180 days from the closing of the Public Offering and shall be exercisable at a price equal to $0.28 (after giving retroactive effect to the 38-for-1 forward stock split) per share.
Aggregated fair value of warrants (in Dollars)					$ 30,000.00	$ 270,000
Risk free rate					0.77%	0.68%
Expected term					5 years	5 years
Volatility rate					82.66%	65.24%
Expected future dividends (in Dollars)
2021 Share Option Plan [Member]
Shareholder’s Equity [Line Items]
Vesting percentage			25.00%				25.00%	25.00%
Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized								100,000,000,000		100,000,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.00001		$ 0.00001
Ordinary shares, shares issued								494,488,908		494,488,908
Ordinary shares, shares outstanding								494,488,908		494,488,908
Minimum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option			15,585				1,235,076
Number of share options, granted							46,755
Exercise price per share (in Dollars per share)			$ 0.84				$ 0.25
Market value of underlying stock price (in Dollars per share)					$ 0.17	$ 0.24
Exercise price of warrants (in Dollars per share)					0.28	0.28
Maximum [Member]
Shareholder’s Equity [Line Items]
Granted issuance of option			592,230				46,932,888
Number of share options, granted							1,776,690
Exercise price per share (in Dollars per share)			$ 31.85				$ 9.5
Market value of underlying stock price (in Dollars per share)					6.3	9.27
Exercise price of warrants (in Dollars per share)					$ 10.45	10.45
IPO [Member]
Shareholder’s Equity [Line Items]
Price per share (in Dollars per share)						$ 0.25
Consummated shares				12,350,000		87,400,000
Gross proceeds (in Dollars)						$ 21,850,000
IPO [Member] | Minimum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)						21,850,000
IPO [Member] | Maximum [Member]
Shareholder’s Equity [Line Items]
Gross proceeds (in Dollars)						$ 19,820,000
Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Additional proceeds received (in Dollars)				$ 2,850,000
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized		100,000,000,000														100,000,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.00001
Ordinary shares, shares issued		481,476,042														10,000,000,000
Ordinary shares, shares outstanding		481,476,042						494,488,908	[2]	494,488,908	[2]	494,488,908	[2]	494,488,908		10,000,000,000
Share split, description								On May 31, 2021, the board of directors approved a share subdivision of the Company’s authorized number of ordinary shares at a ratio of 1,000-for-1.
Price per share (in Dollars per share)		$ 0.00001
Aggregate shares		481,476,042
Additional Ordinary Shares		37
Share issued price per share (in Dollars per share)		$ 0.00001
Ordinary Shares [Member] | Regencell Bioscience Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized																100,000,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.00001
Ordinary shares, shares issued																10,000,000
Ordinary shares, shares outstanding																10,000,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Consummated shares				12,350,000

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.
[2]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.